SCHEDULE OF PROFIT GUARANTEES IN RELATION TO THE ACQUISITION (Details) $ in Thousands	5 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Aug. 06, 2022 USD ($)	Aug. 06, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Guarantees and Product Warranties [Abstract]
Guaranteed profit	$ 1,807,000	$ 14,095	$ 2,680,000	$ 20,905	$ 4,487,000	$ 35,000	$ 4,487,000	$ 35,000